Share-Based Payments - Performance Share Awards (PSAs) Activity (Details) (Performance Shares [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	5,039
Granted, shares	1,202
Vested, shares	(1,231)
Forfeited, shares	(920)
Nonvested, end of period, shares	4,090
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share	$ 30.63
Granted, weighted-average grant date fair value per share	$ 32.17
Vested, weighted-average grant date fair value per share	$ 31.99
Forfeited, weighted-average grant date fair value per share	$ 31.74
Nonvested, end of period, weighted-average grant date fair value per share	$ 31.15